Principal subsidiaries - Subsidiaries financial information (Detail) - USD ($) $ in Millions				12 Months Ended
		Dec. 16, 2022	Dec. 15, 2022	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of subsidiaries [line items]
Consolidated sales revenue				$ 54,041		$ 55,554	[1]	$ 63,495	[1]
Profit/(loss) after tax				9,953	[2]	13,048	[1],[3]	22,597	[2],[3]
Profit/(loss) after tax – attributable to non-controlling interests				(105)		656	[1]	1,482	[1]
Profit/(loss) after tax – attributable to owners of Rio Tinto				10,058		12,392	[1]	21,115	[1]
Other comprehensive income/(loss)				319		(1,897)	[3]	(1,292)	[3]
Total comprehensive income/(loss)	[4]			10,272		11,151	[3]	21,305	[3]
Non-current assets				82,039		77,801	[5]
Current assets				21,510		18,973	[5]
Non-current liabilities				(34,465)		(32,430)	[5]
Net assets				56,341		52,741	[5]
– attributable to non-controlling interests				1,755		2,107	[5]
– attributable to Rio Tinto				54,586		50,634	[5]			$ 47,570
Cash flow from operations				15,160		16,134		25,345
Dividends paid to non-controlling interests				(462)		(421)		(1,090)
Goodwill				797		826	[5]	$ 879
Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Proportion of indirect ownership interest in subsidiary			34.00%
Iron Ore Company of Canada
Disclosure of subsidiaries [line items]
Consolidated sales revenue				2,314		2,634
Profit/(loss) after tax				445		756
Profit/(loss) after tax – attributable to non-controlling interests				184		312
Profit/(loss) after tax – attributable to owners of Rio Tinto				261		444
Other comprehensive income/(loss)				60		(111)
Total comprehensive income/(loss)				505		645
Non-current assets				3,170		2,963
Current assets				866		774
Current liabilities				(519)		(499)
Non-current liabilities				(1,005)		(973)
Net assets				2,512		2,265
– attributable to non-controlling interests				1,052		946
– attributable to Rio Tinto				1,460		1,319
Cash flow from operations				801		1,153
Dividends paid to non-controlling interests				(103)		(142)
Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Consolidated sales revenue				1,625		1,424
Profit/(loss) after tax				(1,024)		(224)
Profit/(loss) after tax – attributable to non-controlling interests				(352)		(159)
Profit/(loss) after tax – attributable to owners of Rio Tinto				(672)		(65)
Other comprehensive income/(loss)				0		0
Total comprehensive income/(loss)				(1,024)		(224)
Non-current assets				15,335		13,667
Current assets				511		753
Current liabilities				(4,920)		(4,253)
Non-current liabilities				(12,544)		(10,731)
Net assets				(1,618)		(564)
– attributable to non-controlling interests				(558)		(207)
– attributable to Rio Tinto				(1,060)		(357)
Cash flow from operations				345		406
Dividends paid to non-controlling interests				0		0
Group interest (voting %)		66.00%
Turquoise Hill
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		49.00%
Turquoise Hill Resources Ltd
Disclosure of subsidiaries [line items]
Group interest (voting %)			51.00%
Turquoise Hill Resources Ltd | Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Group interest (voting %)			66.00%
Robe River Mining Co Pty Ltd
Disclosure of subsidiaries [line items]
Consolidated sales revenue				1,753		1,703
Profit/(loss) after tax				848		814
Profit/(loss) after tax – attributable to non-controlling interests				339		323
Profit/(loss) after tax – attributable to owners of Rio Tinto				509		491
Other comprehensive income/(loss)				40		(206)
Total comprehensive income/(loss)				888		608
Non-current assets				2,899		2,846
Current assets				808		756
Current liabilities				(157)		(112)
Non-current liabilities				(443)		(410)
Net assets				3,107		3,080
– attributable to non-controlling interests				1,241		1,230
– attributable to Rio Tinto				1,866		1,850
Cash flow from operations				1,480		1,435
Dividends paid to non-controlling interests				$ (345)		(278)
Group interest (voting %)				60.00%
Other companies and eliminations
Disclosure of subsidiaries [line items]
Consolidated sales revenue				$ 2,045		1,987
Profit/(loss) after tax				825		865
Profit/(loss) after tax – attributable to non-controlling interests				0		0
Profit/(loss) after tax – attributable to owners of Rio Tinto				825		865
Other comprehensive income/(loss)				36		(112)
Total comprehensive income/(loss)				861		753
Non-current assets				4,026		3,975
Current assets				711		609
Current liabilities				(358)		(2,724)
Non-current liabilities				(2,554)		(550)
Net assets				1,825		1,310
– attributable to non-controlling interests				0		0
– attributable to Rio Tinto				1,825		1,310
Cash flow from operations				1,640		1,981
Dividends paid to non-controlling interests				0		0
Robe River
Disclosure of subsidiaries [line items]
Consolidated sales revenue				3,798		3,690
Profit/(loss) after tax				1,673		1,679
Profit/(loss) after tax – attributable to non-controlling interests				339		323
Profit/(loss) after tax – attributable to owners of Rio Tinto				1,334		1,356
Other comprehensive income/(loss)				76		(318)
Total comprehensive income/(loss)				1,749		1,361
Non-current assets				6,925		6,821
Current assets				1,519		1,365
Current liabilities				(515)		(2,836)
Non-current liabilities				(2,997)		(960)
Net assets				4,932		4,390
– attributable to non-controlling interests				1,241		1,230
– attributable to Rio Tinto				3,691		3,160
Cash flow from operations				3,120		3,416
Dividends paid to non-controlling interests				(345)		(278)
North Mining Limited | Robe River
Disclosure of subsidiaries [line items]
Goodwill				$ 342		$ 337

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[2]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[3]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[4]	Refer to the Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on
Rio Tinto Limited’s share capital.

[5]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.